[LETTERHEAD, TORKIN MANES COHEN ARBUS LLP]

                                     MICHAEL J. HANLEY

                                     Direct Dial: 416-777-5431
                                     Direct Fax: 1-888-497-8651
                                     mhanley@torkinmanes.com
                                     Our File No: 20959.01

                                     ASSOCIATED WORLDWIDE WITH ACL INTERNATIONAL

March 16, 2005

DELIVERED VIA EDGAR

United States Securities and Exchange Commission
Division of Corporate Finance
Washington, D.C.
20549
USA

ATTENTION: MARYSE MILLS-APENTENG MAIL STOP 4-6

Dear Sirs:

Re: ThinkPath Inc. ("ThinkPath") Preliminary Proxy Statement on Schedule 14(A) Filed on March 3, 2005

      Your File No. 1-14813

We are Canadian counsel to ThinkPath and have been requested to respond to your letter of March 14, 2005 as the responses to your comments relate principally to the governing corporate legislation, the BUSINESS CORPORATIONS ACT (Ontario) ("OBCA"). Our responses below are keyed to the headings and numbers in your letter of March 14, 2005.

PROPOSAL NO. 4: REVERSE STOCK SPLIT

1. The reverse split will have no impact on the number of authorized common shares of ThinkPath. The articles of ThinkPath provide for an unlimited number of common shares. As the application of the 1:5000 reversed split formula will have no mathematical effect on an unlimited number there is therefore no effect on the authorized capital. Disclosure has been added to proposal no. 4 in the enclosed revised draft proxy statement.

2.    Not applicable. See item 1 above.
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PROPOSAL NO. 5: APPROVAL OF AMENDED BY-LAWS

3. We submit that there is only one substantive difference between the former By-law No. 1, which was repealed by the Board of Directors of Thinkpath on March 2, 2005, and the new By-law No. 1A which was enacted by the Board of Directors of Thinkpath on the same date which could be interpreted as impacting on shareholder rights. That difference is that By-law No. 1A provides for a quorum of a minimum of two shareholders (whether present or represented by proxy) holding a minimum of 5% of the outstanding voting shares of the Company whereas the former By-law did not include any quorum requirement for shareholder meetings, with the result that the effective quorum requirement was a minimum of 50% of the outstanding voting shares of the Company pursuant to the provisions of the OBCA. The rationale for the quorum provision in By-law No. 1A is explained in the additional disclosure added to the text of Proposal No. 5 in the enclosed revised draft proxy statement.

      For reasons explained in the additional disclosure added to the text of Proposal No. 5 in the enclosed revised draft proxy statement, we submit that the inclusion of a provision in By-law No. 1A for a flexible number of directors on the Board of Directors of Thinkpath will not result in a substantive change to Thinkpath's management practices nor does it have any impact on shareholder rights.

      Likewise, for reasons explained in the additional disclosure added to the text of Proposal No. 5 in the enclosed revised draft proxy statement, we submit that none of the other differences between By-laws No. 1 and 1A represent substantive changes to shareholder rights. These additional differences are attributable to By-law 1A including more of the applicable provisions of the OBCA than By-law No. 1 did. In this regard By-law No. 1A is reflective of current practices for general By-laws of public companies governed by the OBCA.

      As a matter of background, the BUSINESS CORPORATIONS ACT (Ontario) at subsection 116(1) permits the directors, by resolution, to make, amend or repeal any by-laws. Subsection 116(2) of the OBCA provides that where the directors make, amend or repeal a by-law they shall submit the by-law, amendment or repeal to the shareholders at the next meeting of shareholders and the shareholders may confirm, reject, or amend the by-law amendment or repeal. Subsection 116(3) provides that where a by-law is made, amended or repealed under subsection 1 the by-law made, amended or repealed is effective from the date of the resolution of the directors until it is confirmed, confirmed as amended or rejected by the shareholders under subsection 2 or until it ceases to be effective under subsection 4 and where the by-laws confirm or confirmed as amended it continues in effect in the form in which it was so confirmed. Subsection 116(4) of the OBCA provides that if a by-law made, amended or repealed is rejected by the shareholders, or if the directors did not submit the by-law amended or repealed to the shareholders as required under subsection 2, the by-law made amended or repealed ceases to be effective on the date of such rejection or on the date of the meeting of shareholders at which it should have been submitted, as the case may be, and no subsequent resolution of the directors to make, amend or repeal a by-law having substantially the same purpose or effect is effective until it is confirmed or confirmed as amended by the shareholders.
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      Therefore what is being proposed by management is the confirmation of the new by-law in its entirety as one discrete matter to be voted upon. In light of the foregoing and because we submit that there is only one substantive difference between the current and former by-laws, we submit that there is no need for separate proposals as you suggested in your letter.

      We note that a copy of the former general By-Law No. 1 of Thinkpath is included in Annex B of the enclosed revised draft proxy statement.

4. See item 3 above.

Thank you for considering the foregoing submissions. We look forward to receipt of any further comments you may have or alternatively your confirmation that no further comments will be forth coming in respect of the proxy statement.

Yours truly,

TORKIN MANES COHEN ARBUS LLP
Per:


(signed) "Michael J. Hanley"

Michael J. Hanley
MJH/cb

Enclosure